CAPITAL - Share Repurchase (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 23, 2012
Capital [Abstract]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				5,000,000
Number of shares expected to be repurchased	1,000,000
Treasury Stock, Shares, Acquired		750,145	460,500
Treasury Stock Acquired, Average Cost Per Share		$ 15.70	$ 14.78
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	3,789,355	3,789,355